Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 3,945	$ 3,662	$ 6,858	$ 7,055
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)	633	556	1,483	1,249
Depreciation	145	140	289	277
Amortization of other intangibles	199	216	394	412
Net securities losses (gains) (Note 5)	(35)	(33)	(24)	(36)
Deferred taxes	(91)	(136)	50	544
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	63	(27)	(13)	(89)
Securities sold under repurchase agreements	13,123	12,229	14,496	7,586
Securities purchased under reverse repurchase agreements	(17,519)	(16,314)	(22,570)	(6,485)
Securities sold short	(2,525)	238	(3,113)	1,923
Trading loans and securities	(10,735)	(2,142)	(4,908)	(10,185)
Loans net of securitization and sales	(15,762)	(15,359)	(18,646)	(20,136)
Deposits	(2,580)	25,923	(36,826)	20,430
Derivatives	1,004	(5,214)	7,301	(2,212)
Non-trading financial assets at fair value through profit or loss	(327)	417	(96)	5,185
Financial assets and liabilities designated at fair value through profit or loss	31,279	(149)	58,006	(282)
Securitization liabilities	478	16	(543)	(1,204)
Current taxes	(66)	(1,260)	(830)	(1,101)
Brokers, dealers and clients amounts receivable and payable	1,102	(85)	(1,076)	(871)
Other	(3,733)	(8,691)	(4,619)	(5,695)
Net cash from (used in) operating activities	(1,668)	(6,144)	(4,975)	(3,913)
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	(21)	31	23	(1,819)
Common shares issued (Note 13)	20	20	44	81
Repurchase of common shares (Note 13)	(415)	(44)	(728)	(44)
Preferred shares issued (Note 13)		346	346	346
Sale of treasury shares (Note 13)	2,984	1,693	5,337	3,729
Purchase of treasury shares (Note 13)	(2,891)	(1,739)	(5,267)	(3,669)
Dividends paid	(1,314)	(1,199)	(2,502)	(2,262)
Redemption of non-controlling interests in subsidiaries (Note 13)			(1,000)
Distributions to non-controlling interests in subsidiaries		(18)	(11)	(36)
Net cash from (used in) financing activities	(1,637)	(910)	(3,758)	(3,674)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	3,218	8,506	2,267	14,798
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(6,992)	(3,362)	(11,351)	(8,361)
Proceeds from maturities	8,269	7,682	15,854	14,120
Proceeds from sales	2,444	731	4,914	1,171
Activities in debt securities at amortized cost (Note 5)
Purchases	(8,593)	(13,166)	(14,570)	(23,844)
Proceeds from maturities	5,804	6,886	11,707	9,889
Proceeds from sales	16	201	1,132	201
Net purchases of land, buildings, equipment, and other depreciable assets	(292)	(225)	(465)	(151)
Net cash acquired from (paid for) divestitures and acquisitions (Note 8)			(536)
Net cash from (used in) investing activities	3,874	7,253	8,952	7,823
Effect of exchange rate changes on cash and due from banks	59	102	55	(10)
Net increase (decrease) in cash and due from banks	628	301	274	226
Cash and due from banks at beginning of period	4,381	3,896	4,735	3,971
Cash and due from banks at end of period	5,009	4,197	5,009	4,197
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	783	1,816	1,950	2,417
Amount of interest paid during the period	4,290	3,103	8,995	6,025
Amount of interest received during the period	9,841	8,207	19,996	16,251
Amount of dividends received during the period	323	230	679	493
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 7)	$ (266)	$ (131)	$ (588)	$ (278)